Changes in Accounting Policies and Disclosures (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Text Block Abstract
Cost to property plant and equipment	$ 1,546,108